Share based payments expense (Details Narrative)		12 Months Ended		24 Months Ended
	Nov. 26, 2024 AUD ($)	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 AUD ($) shares	Nov. 26, 2024 $ / shares shares	Nov. 26, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Aggregate fair value
Debt conversion shares | shares		44,340
Performance rights [member]
IfrsStatementLineItems [Line Items]
Minimum stockholders equity				$ 2,500,000
Debt conversion				1,634,982
Equity instrument			$ 101,026	101,026
Aggregate fair value	$ 1,422,547			1,337,835
Ordinary shares | shares					129,910	129,910
Share price per share | (per share)					$ 7.11	$ 0.6493
Foreign exchange per share	10.95
Performance rights [member] | Gavin burnett [member]
IfrsStatementLineItems [Line Items]
Debt conversion				499,982
Aggregate fair value				$ 472,498
Debt conversion shares | shares				28,884